LVIP American Century VP Mid Cap Value Managed Volatility Fund Supplement Dated April 20, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP American Century VP Mid Cap Value Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective May 1, 2016 the name of the Fund will be LVIP American Century Select Mid Cap Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Effective June 29, 2016 the Fund will have new investment strategies and risks.

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to mid capitalization securities.

Select Mid Cap Strategy. The Fund, through the underlying funds, invests primarily in medium size companies. Certain underlying funds may invest in securities of foreign companies when these securities meet such underlying fund’s portfolio manager’s standards of selection.

Certain underlying funds invest in securities of medium capitalization companies, as defined by such underlying fund’s management as those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 and smallest 100 such companies. Such underlying fund’s management intends to manage the underlying fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. Though market capitalization may change from time to time, as of December 31, 2015, the capitalization ranges of the Russell 3000® Index, excluding the largest 100 and smallest 100 companies, and the Russell Midcap® Index, were approximately $139.2 million to $44.9 billion and $386 million to $30.5 billion, respectively. In selecting stocks for certain underlying fund, the underlying fund’s management looks for companies whose stock price may not reflect the company’s value. Certain underlying fund’s management attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Certain underlying funds invest in stocks of medium-sized and smaller companies that such underlying fund’s management believes will increase in value over time, using an investment strategy developed by such underlying fund’s management. Such underlying fund’s management makes its investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Certain underlying fund’s management’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. In addition to accelerating growth, certain underlying funds also consider companies demonstrating price strength relative to their peers. Certain underlying funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the underlying funds described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

The Fund intends to allocate to underlying funds including, but not limited to, the American Century VP Mid Cap Value Fund (in an amount initially expected to be 80% of the portion of the Fund’s assets not subject to the overlay) and the American Century VP Capital Appreciation Fund (in an amount initially expected to be 20% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 2 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 2 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risk is added under Principal Risks on page 3:

•	Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.

The following replaces the information under Portfolio Managers on pages 4:

Portfolio Managers

The individuals responsible for the Fund’s investment into the underlying funds and the managed volatility strategy are:

LIA Portfolio Managers	Company Title	Experience with Fund
Kevin J. Adamson	Chief Operating Officer	Since January 2014
Patrick McAllister	Vice President	Since August 2015
Jay Shearon	Assistant Vice President	Since May 2016

SSGA FM Portfolio Managers	Company Title	Experience with Fund
Timothy Furbush	Vice President	Since May 2016
Lorne Johnson	Vice President	Since May 2016
Marin Lolic	Principal	Since May 2016

The information under the heading What is the Underlying Fund? on page 7 is deleted.

The following risks are added under Principal Risks on page 7:

Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.

The following biographical information is added under LIA Portfolio Managers on page 9:

Jay Shearon, is a Portfolio Manager, Assistant Vice President, and Team Lead for Multi-Asset strategies within LIA. Mr. Shearon joined LIA in 2015 and is a member of LIA’s Investment Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LIA, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

The information regarding the Underlying Fund Portfolio Managers on page 9 is deleted.

LVIP Invesco V.I. Comstock Managed Volatility Fund Supplement Dated April 20, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Invesco V.I. Comstock Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective May 1, 2016 the name of the Fund will be LVIP Invesco Select Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Effective June 29, 2016 the Fund will have new investment strategies and risks.

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on pages 6 and 7 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities.

The Fund, through the underlying funds, invests a large percentage of its assets in equity securities of U.S. companies, although it may also invest in equity securities of foreign issuers, which may include securities of issuers located in emerging market countries (i.e., those that are in the initial stages of their industrial cycles) or depositary receipts. Certain underlying funds may also invest, to a limited extent, in high-quality short-term debt securities and in investment grade corporate debt securities. Certain underlying funds may also invest in derivative instruments, including forward foreign currency contracts and futures contracts.

Certain underlying funds invest in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”). Such underlying funds generally invest in each common stock included in the S&P 500 Index in approximately equal proportions. This approach differs from the S&P 500 Index because stocks in the S&P 500 Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 Index represent approximately 50% of the S&P 500 Index’s value; however, these same 50 companies represent roughly 10% of such underlying fund’s value.

Certain underlying funds may invest in securities of issuers of any market capitalization; however, a substantial number of the issuers in which the underlying funds invest are large-capitalization issuers. A security’s potential for growth and income is the primary focus for the adviser to a certain underlying fund. Such underlying fund’s management emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the underlying funds described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

The Fund intends to allocate to underlying funds including, but not limited to, the Invesco V.I. Equally-Weighted S&P 500 Fund (in an amount initially expected to be 70% of the portion of the Fund’s assets not subject to the overlay) and the Invesco V.I. Comstock Fund (in an amount initially expected to be 30% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 8:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

Real Estate and Real Estate Investment Trusts (REITs) Risk on page 3 is deleted.

The following risk is added under Principal Risks on page 3:

•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

The following replaces the information under Portfolio Managers on pages 4:

Portfolio Managers

The individuals responsible for the Fund’s investment into the underlying funds and the managed volatility strategy are:

LIA Portfolio Managers	Company Title	Experience with Fund
Kevin J. Adamson	Chief Operating Officer	Since January 2014
Patrick McAllister	Vice President	Since August 2015
Jay Shearon	Assistant Vice President	Since May 2016

SSGA FM Portfolio Managers	Company Title	Experience with Fund
Timothy Furbush	Vice President	Since May 2016
Lorne Johnson	Vice President	Since May 2016
Marin Lolic	Principal	Since May 2016

The following is added to the end of the last paragraph under Investment Objective and Principal Investment Strategies on page 7:

The Fund may change its policy of investing at least 80% of its net assets in a portfolio of investments that provide exposure to equity securities only upon 60 days’ notice to shareholders.

The information under the heading What is the Underlying Fund? on pages 7 and 8 is deleted.

The following risks are added under Principal Risks on page 8:

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.

Real Estate and Real Estate Investment Trusts (REITs) Risk on page 9 is deleted.

The following biographical information is added under LIA Portfolio Managers on page 11:

Jay Shearon, is a Portfolio Manager, Assistant Vice President, and Team Lead for Multi-Asset strategies within LIA. Mr. Shearon joined LIA in 2015 and is a member of LIA’s Investment Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LIA, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

The information regarding the Underlying Fund Portfolio Managers on page 12 is deleted.